Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Fair value reserves		€ 7	€ (194)			€ (189)	[1]
Equity instruments		123	98
Cash flow hedges		(116)	(292)			(236)	[1]
Available-for-sale financial assets	[1]					47
Currency retranslation of group companies – see following table		(4,712)	(4,694)			(3,879)	[1]
Adjustment on translation of PLC's ordinary capital at 31/9p = €0.16		(148)	(150)			(164)	[1]
Capital redemption reserve		37	32			32	[1]
Book value of treasury shares – see following table		(703)	(10,181)			(9,208)	[1]
Hedging gains/(losses) transferred to non-financial assets		103	71
Other	[2]	(158)	(102)			(179)	[1]
Other reserves		€ (5,574)	€ (15,218)	€ (13,587)		€ (13,587)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Relates to option on purchase of subsidiary for non-controlling interest and hyperinflation adjustment arising on current year profit translated at closing exchange rate.